ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Balance Sheets (Details) (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,697,055	127,697,055
Common stock, shares outstanding	125,664,777	125,664,777
Treasury stock, shares	2,032,278	2,032,278